Restructuring - Net Restructuring Expense by Division (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Restructuring Expense by Division
Provisions for restructuring	€ 696	€ 741	€ 651